Organization and Business Background	6 Months Ended
Jun. 30, 2025
Organization and Business Background [Abstract]
Organization and Business Background

1. Organization and Business Background

Samfine Creation Holdings Group Limited (the “Company,” or “SFHG”), through its wholly-owned subsidiaries (collectively, the “Group”), is engaged in commercial printing services in Hong Kong and the People’s Republic of China (the “PRC”).

SFHG is a holding company incorporated on January 20, 2022 under the Cayman Island law. The Company has no substantial operations other than holding all of the outstanding share capital of New Achiever Ventures Limited (“New Achiever”) which was incorporated in the British Virgin Islands (“BVI”) under the BVI law on January 13, 2022. New Achiever is also a holding company holding of all the equity interest of Samfine Creation Limited (“Samfine HK”), a Hong Kong Company incorporated on March 12, 1997, which is a commercial printing services provider. Samfine Printing (Shenzhen) Co., Limited (“Samfine SZ”) incorporated in the PRC on February 5, 1993, which is wholly owned by Samfine HK, is principally engaged in the provision of commercial printing services. Shenzhen Samfine Cloud Printing Technology Limited (“Samfine SZ Technology”) incorporated in the PRC on April 21, 2021, which is a wholly owned subsidiary of Samfine SZ, is principally engaged in printing and trading of personalized printing products.

The unaudited interim condensed consolidated financial statements reflect the activities of each of the following entities:

Name	Background	% of Ownership
SFHG or the Company	— Incorporated in the Cayman Island — Incorporated on January 20, 2022 — Holding company — Investment holding	Parent

New Achiever	— Incorporated in the BVI — Incorporated on January 13, 2022 — Intermediate holding company — Investment holding	100% owned by SFHG

Samfine HK	— Incorporated in Hong Kong — Incorporated on March 12, 1997 — Provision of commercial printing services	100% owned by New Achiever

Samfine SZ	— Incorporated in the PRC — Established on February 5, 1993 — Provision of commercial printing services	100% owned by Samfine HK

Samfine SZ Technology	— Incorporated in the PRC — Incorporated on April 21, 2021 — Printing and trading of personalized printing products	100% owned by Samfine SZ